Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets, Operating Loss Carryforwards	$ 4,663	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	35.00%	35.00%
Current Federal Tax Expense (Benefit)		$ 1,200
Investment in qualified affordable housing tax credits amortization	$ 7,322	10,278	$ 7,300
Other Information Pertaining to Income Taxes	1
Deferred tax assets:
Allowance for loan losses	$ 10,818	10,498
Accumulated other comprehensive loss – Pension plan	7,888	7,098
Accumulated other comprehensive loss – Unrealized losses on securities	5,347	946
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Employee Compensation	2,896	2,744
Deferred compensation	1,028	1,327
Net deferred loan fees	1,221	1,115
Deferred contract bonus	556	645
Nonvested equity-based compensation	1,567	1,069
Fixed assets	206	877
Deferred Tax Assets, Operating Loss Carryforwards	4,663	0
Other	824	1,230
Total deferred tax assets	37,014	27,549
Deferred tax liabilities:
Deferred investment income	6,120	6,120
Pension Plan	19,133	19,076
MSRs	2,137	2,034
Partnership adjustments	630	460
Deferred Tax Liabilities, Deferred Expense, Deferred Policy Acquisition Cost	769	166
Other	210	198
Total deferred tax liabilities	28,999	28,054
Net deferred tax asset (liability)		(505)
Deferred Tax Assets, Net	8,015
Change in Accounting Method Accounted for as Change in Estimate [Member]
Investment in qualified affordable housing tax credits amortization		$ 3,100
Domestic Tax Authority [Member]
Deferred Tax Assets, Operating Loss Carryforwards	19,400
Deferred tax assets:
Deferred Tax Assets, Operating Loss Carryforwards	19,400
State and Local Jurisdiction [Member]
Deferred Tax Assets, Operating Loss Carryforwards	19,300
Deferred tax assets:
Deferred Tax Assets, Operating Loss Carryforwards	$ 19,300